CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Pre-IPO Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class A Ordinary Shares shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	(Accumulated Deficit)/ Retained Earnings CNY (¥)	USD ($)	CNY (¥)
Balances as at beginning of the year at Dec. 31, 2016	¥ 68						¥ 2,003	¥ 16,942	¥ (630,664)		¥ (611,651)
Balances as at beginning of the year (in shares) at Dec. 31, 2016 | shares	110,647,199
Increase (Decrease) in Shareholders' Equity
Share issuance upon the initial public offering, net of issuance costs		¥ 16				¥ 612,835					612,851
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares		24,000,000
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares		¥ 126				1,498,122					1,498,248
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares (in shares) | shares		193,070,940
Net income									240,352		240,352
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares	¥ (68)			¥ 68
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares (in shares) | shares	(110,647,199)			110,647,199
Share-based compensation expenses						75,736					75,736
Preferred shares redemption value accretion						(75,736)			(6,381)		(82,117)
Appropriation to statutory reserves							53,858		(53,858)
Foreign currency translation adjustments, net of nil tax								(31,893)			(31,893)
Balances as at end of the year at Dec. 31, 2017		¥ 142		¥ 68		2,110,957	55,861	(14,951)	(450,551)		1,701,526
Balances as at end of the year (in shares) at Dec. 31, 2017 | shares		217,070,940		110,647,199
Increase (Decrease) in Shareholders' Equity
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares			27,000,000
Share issuance upon the underwriters' exercise of over-allotment option, net of issuance costs		¥ 2				95,123					95,125
Share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs (in shares) | shares		3,600,000
Net income									1,977,306		1,977,306
Exercise and vesting of share-based awards		¥ 14									14
Exercise and vesting of share-based awards (in shares) | shares		19,919,168
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares		¥ 2		¥ (2)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares		2,500,000		(2,500,000)
Share-based compensation expenses						122,636					122,636
Appropriation to statutory reserves							144,401		(144,401)
Foreign currency translation adjustments, net of nil tax								643			643
Balances as at end of the year at Dec. 31, 2018		¥ 160		¥ 66		2,328,716	200,262	(14,308)	1,591,896		4,106,792
Balances as at end of the year (in shares) at Dec. 31, 2018 | shares		243,090,108	243,090,108	108,147,199	108,147,199
Increase (Decrease) in Shareholders' Equity
Cumulative effect of changes in accounting policies									209,542		209,542
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares			27,000,000
Net income									2,294,552	$ 329,592	2,294,552
Exercise and vesting of share-based awards		¥ 5				13,908					13,913
Exercise and vesting of share-based awards (in shares) | shares		8,180,022
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares		¥ 5		¥ (5)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares		7,420,142		(7,420,142)
Share-based compensation expenses						177,262					177,262
Appropriation to statutory reserves							152,051		(152,051)
Foreign currency translation adjustments, net of nil tax								7,020		1,008	7,020
Balances as at end of the year at Dec. 31, 2019		¥ 170		¥ 61		¥ 2,519,886	¥ 352,313	¥ (7,288)	¥ 3,734,397	$ 947,965	¥ 6,599,539
Balances as at end of the year (in shares) at Dec. 31, 2019 | shares		258,690,272	258,690,272	100,727,057	100,727,057